Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Health Care Portfolio
March 31, 2022
VHC-NPRT1-0522
1.814639.117
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 18.8%
Biotechnology - 18.8%
ADC Therapeutics SA (a)	118,600	1,742,234
Agios Pharmaceuticals, Inc. (a)(b)	100,000	2,911,000
Alnylam Pharmaceuticals, Inc. (a)	93,500	15,267,615
Ambrx Biopharma, Inc. ADR	47,100	194,052
Arcutis Biotherapeutics, Inc. (a)	88,500	1,704,510
Argenx SE ADR (a)	105,000	33,107,550
Ascendis Pharma A/S sponsored ADR (a)	110,474	12,965,229
Atara Biotherapeutics, Inc. (a)	230,000	2,136,700
Avid Bioservices, Inc. (a)	120,000	2,444,400
Beam Therapeutics, Inc. (a)(b)	56,000	3,208,800
BeiGene Ltd. ADR (a)	15,000	2,829,000
BioNTech SE ADR (a)	38,000	6,481,280
Blueprint Medicines Corp. (a)	69,000	4,407,720
Celldex Therapeutics, Inc. (a)	89,100	3,034,746
Century Therapeutics, Inc.	118,000	1,485,620
Cerevel Therapeutics Holdings (a)	173,887	6,087,784
Cytokinetics, Inc. (a)	196,630	7,237,950
Denali Therapeutics, Inc. (a)	90,000	2,895,300
Erasca, Inc.	340,000	2,924,000
Exelixis, Inc. (a)	228,000	5,168,760
Fate Therapeutics, Inc. (a)(b)	50,000	1,938,500
Forma Therapeutics Holdings, Inc. (a)	49,230	457,839
Generation Bio Co. (a)(b)	62,500	458,750
Graphite Bio, Inc.	100,000	510,000
Imago BioSciences, Inc.	50,000	963,500
Innovent Biologics, Inc. (a)(c)	1,080,000	3,634,344
Instil Bio, Inc. (a)	190,000	2,042,500
Intellia Therapeutics, Inc. (a)	70,000	5,086,900
Janux Therapeutics, Inc.	80,000	1,147,200
Keros Therapeutics, Inc. (a)	60,000	3,262,800
Kymera Therapeutics, Inc. (a)	54,000	2,285,280
Legend Biotech Corp. ADR (a)	30,000	1,090,200
Mirati Therapeutics, Inc. (a)	45,000	3,699,900
Morphic Holding, Inc. (a)	43,400	1,742,510
Nuvalent, Inc. Class A (a)(b)	55,067	764,881
Poseida Therapeutics, Inc. (a)	198,287	888,326
Prelude Therapeutics, Inc. (a)	101,308	699,025
PTC Therapeutics, Inc. (a)	145,000	5,409,950
Regeneron Pharmaceuticals, Inc. (a)	44,000	30,730,480
Relay Therapeutics, Inc. (a)	199,100	5,959,063
Repare Therapeutics, Inc. (a)	56,500	804,560
Revolution Medicines, Inc. (a)(b)	118,000	3,010,180
Sarepta Therapeutics, Inc. (a)	55,000	4,296,600
Scholar Rock Holding Corp. (a)	24,795	319,608
Shattuck Labs, Inc. (a)	36,553	155,716
Stoke Therapeutics, Inc. (a)	60,000	1,263,000
TG Therapeutics, Inc. (a)	400,000	3,804,000
Twist Bioscience Corp. (a)	80,000	3,950,400
uniQure B.V. (a)	90,000	1,626,300
Vaxcyte, Inc. (a)	114,500	2,765,175
Vertex Pharmaceuticals, Inc. (a)	38,000	9,916,860
Verve Therapeutics, Inc.	34,000	775,880
Xencor, Inc. (a)(b)	180,000	4,802,400
Xenon Pharmaceuticals, Inc. (a)	49,700	1,519,329
Zai Lab Ltd. (a)	769,150	3,501,683
Zentalis Pharmaceuticals, Inc. (a)	164,000	7,566,960
		241,084,849
Health Care Equipment & Supplies - 17.9%
Health Care Equipment - 17.9%
Boston Scientific Corp. (a)	1,640,000	72,635,600
DexCom, Inc. (a)	12,800	6,548,480
Envista Holdings Corp. (a)	300,000	14,613,000
Hologic, Inc. (a)	85,000	6,529,700
Insulet Corp. (a)	134,728	35,890,192
Intuitive Surgical, Inc. (a)	18,800	5,671,584
Masimo Corp. (a)	56,000	8,150,240
Novocure Ltd. (a)	35,000	2,899,750
Outset Medical, Inc. (a)	140,000	6,356,000
Penumbra, Inc. (a)	173,409	38,519,341
PROCEPT BioRobotics Corp. (b)	71,482	2,501,155
ResMed, Inc.	69,000	16,733,190
Tandem Diabetes Care, Inc. (a)	100,000	11,629,000
		228,677,232
Health Care Providers & Services - 27.3%
Health Care Facilities - 2.6%
Cano Health, Inc. (a)(b)	800,000	5,080,000
HCA Holdings, Inc.	22,800	5,714,136
Rede D'Oregon Sao Luiz SA (c)	690,000	7,231,808
Surgery Partners, Inc. (a)	228,000	12,551,400
The Oncology Institute, Inc. (d)	282,701	2,015,658
		32,593,002
Health Care Services - 6.5%
1Life Healthcare, Inc. (a)(b)	220,000	2,437,600
agilon health, Inc. (a)(b)	630,000	15,970,500
Cigna Corp.	145,000	34,743,450
Guardant Health, Inc. (a)	64,000	4,239,360
LifeStance Health Group, Inc.	545,888	5,518,928
Oak Street Health, Inc. (a)(b)	760,000	20,428,800
		83,338,638
Managed Health Care - 18.2%
Alignment Healthcare, Inc. (a)	460,000	5,165,800
Centene Corp. (a)	385,000	32,413,150
Humana, Inc.	136,000	59,183,120
UnitedHealth Group, Inc.	267,000	136,161,989
		232,924,059
TOTAL HEALTH CARE PROVIDERS & SERVICES		348,855,699
Health Care Technology - 2.3%
Health Care Technology - 2.3%
Change Healthcare, Inc. (a)	280,000	6,104,000
Definitive Healthcare Corp.	65,000	1,602,250
Doximity, Inc. (b)	100,000	5,209,000
Health Catalyst, Inc. (a)	29,244	764,146
Inspire Medical Systems, Inc. (a)	52,000	13,347,880
Medlive Technology Co. Ltd. (c)	500,000	499,031
Phreesia, Inc. (a)	90,000	2,372,400
		29,898,707
Life Sciences Tools & Services - 18.8%
Life Sciences Tools & Services - 18.8%
10X Genomics, Inc. (a)(b)	60,000	4,564,200
Agilent Technologies, Inc.	70,000	9,263,100
Avantor, Inc. (a)	260,000	8,793,200
Bio-Rad Laboratories, Inc. Class A (a)	19,400	10,926,662
Bruker Corp.	218,000	14,017,400
Charles River Laboratories International, Inc. (a)	50,000	14,198,500
Danaher Corp.	250,000	73,332,500
Lonza Group AG	22,800	16,585,856
Maravai LifeSciences Holdings, Inc. (a)	189,900	6,697,773
Olink Holding AB ADR (a)(b)	160,000	2,825,600
Sartorius Stedim Biotech	10,841	4,467,339
Seer, Inc. (a)	67,127	1,023,015
Stevanato Group SpA	169,000	3,400,280
Thermo Fisher Scientific, Inc.	95,000	56,111,750
West Pharmaceutical Services, Inc.	36,000	14,785,560
		240,992,735
Personal Products - 0.5%
Personal Products - 0.5%
The Beauty Health Co. (a)(b)	141,000	2,380,080
The Beauty Health Co. (d)	200,000	3,376,000
		5,756,080
Pharmaceuticals - 12.3%
Pharmaceuticals - 12.3%
Arvinas Holding Co. LLC (a)	105,000	7,066,500
AstraZeneca PLC (United Kingdom)	146,000	19,361,505
Bristol-Myers Squibb Co.	280,000	20,448,400
Eli Lilly & Co.	218,000	62,428,660
Pharvaris BV (a)	80,000	1,496,000
Pliant Therapeutics, Inc. (a)	74,764	524,096
Roche Holding AG (participation certificate)	50,000	19,783,093
Royalty Pharma PLC	580,000	22,596,800
Theseus Pharmaceuticals, Inc.	80,000	922,400
UCB SA	28,000	3,359,239
		157,986,693
Specialty Retail - 0.4%
Specialty Stores - 0.4%
Warby Parker, Inc. (a)(b)	152,000	5,139,120
TOTAL COMMON STOCKS (Cost $890,325,412)		1,258,391,115

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
Biotechnology - 0.5%
Biotechnology - 0.5%
Asimov, Inc. Series B (d)(e)	13,047	1,209,205
Caris Life Sciences, Inc. Series D (d)(e)	398,133	2,651,566
Element Biosciences, Inc. Series C (d)(e)	72,178	1,188,050
ElevateBio LLC Series C (d)(e)	31,200	112,601
Inscripta, Inc. Series E (d)(e)	157,568	1,151,822
		6,313,244
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	45,182	448,205
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc. Series B1 (d)(e)	24,966	1,121,722
Omada Health, Inc. Series E (d)(e)	281,490	1,687,589
Wugen, Inc. Series B (d)(e)	57,585	327,083
		3,136,394
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	123,100	1,162,064
Galvanize Therapeutics Series B (d)(e)	505,495	875,156
		2,037,220
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,725,772)		11,935,063

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f)	8,919,458	8,921,242
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	52,751,088	52,756,363
TOTAL MONEY MARKET FUNDS (Cost $61,677,605)		61,677,605

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $964,728,789)	1,332,003,783
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(51,325,044)
NET ASSETS - 100.0%	1,280,678,739

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,365,183 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,326,721 or 1.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966
Aristea Therapeutics, Inc. Series B	10/06/20	678,736
Asimov, Inc. Series B	10/29/21	1,209,205
Caris Life Sciences, Inc. Series D	5/11/21	3,224,877
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727
Element Biosciences, Inc. Series C	6/21/21	1,483,741
ElevateBio LLC Series C	3/09/21	130,884
Galvanize Therapeutics Series B	3/29/22	875,156
Inscripta, Inc. Series E	3/30/21	1,391,325
Omada Health, Inc. Series E	12/22/21	1,687,589
The Beauty Health Co.	12/08/20	2,000,000
The Oncology Institute, Inc.	6/28/21	2,827,010
Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	12,043,582	53,778,904	56,901,244	2,005	-	-	8,921,242	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	45,064,040	71,719,742	64,027,419	58,692	-	-	52,756,363	0.1%
Total	57,107,622	125,498,646	120,928,663	60,697	-	-	61,677,605

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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